Other Financial Assets	12 Months Ended
Dec. 31, 2020
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Other Financial Assets

8.	Other Financial Assets
Other financial assets as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Derivatives assets	￦	47,541	99,324
Debt securities		342,371	154,154
Deposit instruments(*1,2)		1,744,895	2,322,327
Short-term financial instruments(*2)		6,861,242	9,133,404

	￦	8,996,049	11,709,209

Non-current
Derivatives assets	￦	64,737	18,551
Equity securities(*3)		1,204,902	1,120,968
Debt securities		25,555	20,260
Other securities(*3)		340,008	364,404
Deposit instruments(*2)		34,187	37,624

	￦	1,669,389	1,561,807

(*1)	As of December 31, 2019 and 2020, ￦ 4,524 million and ￦ 4,881 million, respectively, are restricted in use for a government project.
(*2)	As of December 31, 2019 and 2020, financial instruments amounting to ￦ 73,525 million and ￦ 46,855 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*3)	As of December 31, 2019 and 2020, ￦ 109,395 million and ￦ 113,674 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.